UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.3%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 2.27%, Maturing 3/26/14	$2,550	$2,281,300
Hawker Beechcraft Acquisition, Term Loan, 2.30%, Maturing 3/26/14	153	136,742

		$2,418,042

Automotive — 0.5%
Pinafore, LLC, Term Loan, 6.25%, Maturing 9/29/16	$4,538	$4,615,032

		$4,615,032

Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$2,560	$2,254,400

		$2,254,400

Broadcasting — 0.9%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.79%, Maturing 2/26/13	$9,180	$8,307,900

		$8,307,900

Building Materials — 0.7%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,426	$1,441,243
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,585,837
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	1,719	1,593,628
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	1,423	1,301,257

		$5,921,965

Capital Goods — 0.2%
Dresser, Inc., Term Loan - Second Lien, 6.03%, Maturing 5/4/15	$1,080	$1,080,338
Reynolds Group Holdings, Inc., Term Loan, 6.75%, Maturing 5/5/16	874	879,475

		$1,959,813

Consumer Products — 0.7%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,890	$3,954,420
Gymboree Corp., Term Loan, 5.50%, Maturing 11/23/17	2,200	2,231,282

		$6,185,702

Electronics/Electrical — 0.3%
Spectrum Brands, Inc., Term Loan, Maturing 6/6/16(2)	$2,600	$2,600,000

		$2,600,000

Food Service — 0.6%
Burger King Corp., Term Loan, 6.25%, Maturing 10/19/16	$3,530	$3,590,395
DineEquity, Inc., Term Loan, 6.00%, Maturing 10/19/17	808	821,878
Dunkin Brands, Inc., Term Loan, 5.75%, Maturing 11/23/17	940	957,074

		$5,369,347

Gaming — 0.3%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	$1,580	$1,437,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	1,543	1,488,729

		$2,926,529

Metals/Mining — 0.2%
Novelis, Inc., Term Loan, 5.25%, Maturing 12/19/16	$1,800	$1,834,875

		$1,834,875

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Super Retail — 0.6%
General Nutrition Centers, Inc., Term Loan, 2.54%, Maturing 9/16/13	$2,320	$2,312,750
PETCO Animal Supplies, Inc., Term Loan, 6.00%, Maturing 11/24/17	3,210	3,258,901

		$5,571,651

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.26%, Maturing 11/4/13	$1,693	$1,617,084
CEVA Group PLC, Term Loan, 5.30%, Maturing 11/4/13	590	563,364

		$2,180,448

Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.79%, Maturing 10/10/14	$5,451	$4,517,726

		$4,517,726

Total Senior Floating-Rate Interests (identified cost $57,058,017)		$56,663,430

Corporate Bonds & Notes — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$715,875

		$715,875

Aerospace and Defense — 0.7%
BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,391,738
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(3)	4,605	4,961,887

		$6,353,625

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$648	$649,680
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	252	275,940

		$925,620

Automotive — 0.7%
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(3)	$5,625	$6,236,719

		$6,236,719

Automotive & Auto Parts — 3.7%
Accuride Corp., 9.50%, 8/1/18(3)	$1,340	$1,494,100
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	1,274	1,426,880
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	5,436	5,992,749
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	3,840	4,377,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,635,100
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,120	4,678,738
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,618,888
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,656,062
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	1,360	1,550,400
Lear Corp., 7.875%, 3/15/18	545	594,050
Lear Corp., 8.125%, 3/15/20	405	448,538
Navistar International Corp., 8.25%, 11/1/21	3,080	3,411,100
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(3)	2,825	3,072,187
Uncle Acquisition 2010 Corp., Sr. Notes, 8.625%, 2/15/19(3)	1,410	1,476,975

		$33,433,367

Banks and Thrifts — 1.5%
Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,488,925
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,296,700

	Principal
	Amount
Security	(000’s omitted)	Value
General Motors Acceptance Corp., 8.00%, 12/31/18	$2,280	$2,496,600

		$13,282,225

Broadcasting — 2.3%
Citadel Broadcasting Corp., 7.75%, 12/15/18(3)	$1,550	$1,658,500
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	1,800	1,804,500
Clear Channel Communications, Inc., Sr. Notes, 5.00%, 3/15/12	455	448,175
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	8,945	8,967,362
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	1,675	1,742,000
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	1,305	1,477,913
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(3)	3,575	4,272,125

		$20,370,575

Building Materials — 0.6%
Associated Materials, LLC, Sr. Notes, 9.125%, 11/1/17(3)	$2,620	$2,823,050
Interface, Inc., Sr. Notes, 7.625%, 12/1/18(3)	1,265	1,331,412
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	790	848,263

		$5,002,725

Cable/Satellite TV — 0.6%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(3)	$415	$435,750
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	843,325
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	685	768,912
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	565	597,488
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	525	561,750
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	2,410	2,482,300

		$5,689,525

Capital Goods — 1.7%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,648,350
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	2,890	3,077,850
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,447,025
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	2,295	2,484,337
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	823,250
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,031,288
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,976,575

		$15,488,675

Chemicals — 3.5%
Celanese US Holdings, LLC, 6.625%, 10/15/18(3)	$805	$841,225
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,014,000
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,272,050
Chemtura Corp., 7.875%, 9/1/18(3)	1,855	1,984,850
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(3)	935	1,000,450
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	2,475	2,722,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	4,217,875
Koppers, Inc., 7.875%, 12/1/19	315	341,775
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	3,667	4,102,456
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	1,590	1,820,550
Momentive Performance Materials, Inc., 9.00%, 1/15/21(3)	260	277,550
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,762,950
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(3)	1,870	1,930,775
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	564,425
Polypore International, Inc., 7.50%, 11/15/17(3)	660	686,400
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	1,360	1,207,000
Solutia, Inc., 8.75%, 11/1/17	1,420	1,574,425
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(3)	1,085	1,170,444

		$31,491,700

Consumer Products — 2.0%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,179,200
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,876,400

	Principal
	Amount
Security	(000’s omitted)	Value
Revlon Consumer Products Corp., 9.75%, 11/15/15	$3,560	$3,800,300
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	581,625
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,442,500

		$17,880,025

Containers — 2.5%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20(3)	$1,100	$1,196,250
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(3)	785	827,194
BWAY Holding Co., 10.00%, 6/15/18(3)	550	602,250
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,257,475
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(3)	3,905	3,949,540
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(3)	1,350	1,400,625
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(3)	3,175	3,212,208
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	2,705	2,833,488
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(3)	4,585	4,837,175

		$22,116,205

Diversified Financial Services — 1.3%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(3)	$2,440	$2,464,400
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	1,450	1,480,813
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,509,037
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	1,755	1,757,194
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	2,040	2,376,600

		$11,588,044

Diversified Media — 4.0%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$3,090	$3,495,562
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	14,135	15,424,819
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(3)	3,860	2,470,400
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	1,515	1,685,438
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	935	949,025
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,550	1,480,250
MDC Partners, Inc., 11.00%, 11/1/16(3)	1,435	1,571,325
MDC Partners, Inc., 11.00%, 11/1/16	2,200	2,431,000
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,424,240
Nielsen Finance, LLC, (0.00% until 8/1/11), 12.50%, 8/1/16	1,520	1,605,500
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	167,489
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,210,512

		$35,915,560

Energy — 8.5%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,666,652
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	6,360	6,296,400
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,205,037
Bill Barrett Corp., 9.875%, 7/15/16	385	432,163
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(3)	825	849,750
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(3)	4,275	4,510,125
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(3)	6,695	7,163,650
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	2,286	2,503,170
Compton Petroleum Finance Corp., 10.00%, 9/15/17	1,025	856,192
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,656,325
Continental Resources, Inc., 7.125%, 4/1/21(3)	670	710,200
Continental Resources, Inc., 7.375%, 10/1/20	280	299,600
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,813,144
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,461,750
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	1,488	1,587,971
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,411,210
EXCO Resources, Inc., 7.50%, 9/15/18	1,660	1,668,300
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	1,520	1,504,800
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	3,817,800
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(3)	1,320	1,354,650

	Principal
	Amount
Security	(000’s omitted)	Value
Frontier Oil Corp., 6.875%, 11/15/18	$530	$548,550
Harvest Operations Corp., 6.875%, 10/1/17(3)	800	829,000
Holly Corp., 9.875%, 6/15/17	1,710	1,893,825
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(3)	640	652,700
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,246,300
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,778,025
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	193,750
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	1,480	1,369,000
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	2,535	2,484,300
Precision Drilling Corp., 6.625%, 11/15/20(3)	1,890	1,958,513
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,196,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,666,900
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,125,381
SandRidge Energy, Inc., 8.75%, 1/15/20	595	636,650
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	5,085	5,262,975
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	710,500
SM Energy Co., 6.625%, 2/15/19(3)	670	670,000

		$75,991,258

Entertainment/Film — 0.7%
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	$590	$612,125
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(3)	825	882,750
Regal Entertainment Group, 9.125%, 8/15/18	930	996,262
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,583,125

		$6,074,262

Environmental — 0.1%
Casella Waste Systems, Inc., 7.75%, 2/15/19(3)	$405	$416,137
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	732,875

		$1,149,012

Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$1,736	$1,744,797
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	3,140	3,375,500
Bumble Bee Acquisition Corp., Sr. Notes, 9.00%, 12/15/17(3)	2,380	2,549,575
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,068,500
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	2,695	2,964,500
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	2,140	2,527,875
U.S. Foodservice, Inc., Sr. Notes, 10.75%, 6/30/15(3)	4,770	4,960,800

		$20,191,547

Gaming — 6.4%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$5,755	$1,870,375
CCM Merger, Inc., 8.00%, 8/1/13(3)	1,480	1,480,000
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(3)	595	390,469
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(5)	705	676,330
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	9,480	35,550
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,030,669
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,765	6,289,650
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/15	805	806,006
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	611,375
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,286,400
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	2,760	2,870,400
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.00%, 11/15/10(6)	3,615	2,042,475
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	178
Mandalay Resort Group, 6.375%, 12/15/11	2,850	2,899,875
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,425,500
MGM Resorts International, 6.75%, 9/1/12	1,205	1,226,088
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20(3)	680	754,800
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,484,437
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,566,000

	Principal
	Amount
Security	(000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	$2,930	$2,094,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,987,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,357,162
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	950,641
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	1,620	1,567,350
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	415,350
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	945	1,040,091
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,143,012
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,343,344
Seminole Hard Rock Entertainment, Variable Rate, 2.802%, 3/15/14(3)	990	940,500
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,586,975
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(5)	4,371	2,818,858
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,854,200

		$56,846,210

Health Care — 6.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$2,989,100
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,424,844
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(3)	550	568,563
AMGH Merger Sub, Inc., 9.25%, 11/1/18(3)	1,530	1,635,188
Biomet, Inc., 11.625%, 10/15/17	6,755	7,666,925
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,614,375
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(3)	3,835	4,098,656
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,172,962
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)	530	551,200
HCA, Inc., (PIK), 9.625%, 11/15/16	515	556,844
HCA, Inc., Sr. Notes, 7.75%, 5/15/21(3)	3,295	3,451,512
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	2,195	2,441,937
Multiplan, Inc., 9.875%, 9/1/18(3)	2,800	3,027,500
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,040	2,159,850
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	1,080	1,109,700
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(3)	6,210	6,380,775
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(3)	2,375	2,565,000
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,727,406
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	705	872,438
Valeant Pharmaceuticals International, 6.75%, 10/1/17(3)	1,365	1,412,775
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	2,070	2,137,275
Valeant Pharmaceuticals International, 7.00%, 10/1/20(3)	2,045	2,119,131

		$54,683,956

Homebuilders/Real Estate — 1.3%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20(3)	$2,625	$2,638,125
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,372,550
Tutor Perini Corp., 7.625%, 11/1/18(3)	2,350	2,408,750

		$11,419,425

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$2,225	$2,364,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	670	700,150
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.161%, 11/15/14(3)	1,200	1,131,000

		$4,195,212

Leisure — 1.5%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(3)	1,320	1,422,300
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	1,305	1,559,475
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,937

	Principal
	Amount
Security	(000’s omitted)	Value
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	$1,750	$1,881,250
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	580,475
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,470,175
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	1,965	2,132,025
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	3,515	3,919,225

		$13,083,862

Metals/Mining — 3.3%
Arch Coal, Inc., 7.25%, 10/1/20	$925	$978,188
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	851,063
Atkore International, Inc., Sr. Notes, 9.875%, 1/1/18(3)	1,325	1,421,063
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,755	1,904,175
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(3)	2,435	2,593,275
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,741,600
Consol Energy, Inc., 8.00%, 4/1/17(3)	1,630	1,776,700
Consol Energy, Inc., 8.25%, 4/1/20(3)	1,365	1,498,087
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(3)	6,650	6,899,375
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	3,700	3,940,500
Novelis, Inc., 8.375%, 12/15/17(3)	2,645	2,863,212
Novelis, Inc., 8.75%, 12/15/20(3)	2,645	2,886,356

		$29,353,594

Paper — 1.3%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$592,688
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	1,825	2,034,875
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,944,000
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,350	2,367,625
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,722,487
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(3)	1,095	1,140,169
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	245	236,731

		$12,038,575

Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,204,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	664,625

		$1,869,250

Restaurants — 1.0%
Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(3)	$5,750	$5,893,750
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	3,380	3,498,300

		$9,392,050

Services — 5.4%
Abengoa Finance SAU, 8.875%, 11/1/17(3)	$4,060	$3,983,875
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	1,983,475
Brickman Group Holdings, Inc., Sr. Notes, 9.125%, 11/1/18(3)	550	580,938
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	1,328	1,550,547
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,045,405
Hertz Corp., 7.50%, 10/15/18(3)	20	21,250
Hertz Corp., 8.875%, 1/1/14	557	574,406
Laureate Education, Inc., 10.00%, 8/15/15(3)	7,020	7,388,550
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	4,293,525
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	11,291	11,734,357
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,253,125
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,726	1,358,912
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,482,950
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,290	3,750,600
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	830	747,000
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,714,338
West Corp., 7.875%, 1/15/19(3)	2,640	2,745,600

		$48,208,853

	Principal
	Amount
Security	(000’s omitted)	Value
Steel — 0.1%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)	$5,225	$522
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	708,900

		$709,422

Super Retail — 5.8%
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$5,655	$6,064,987
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	1,425	1,422,328
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,380	7,472,250
Giraffe Acquisition Corp., Sr. Notes, 9.125%, 12/1/18(3)	2,635	2,793,100
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,589,575
Michaels Stores, Inc., (0.00% until 11/1/11), 13.00%, 11/1/16	4,030	4,070,300
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,508,782
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(3)	3,215	3,472,200
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,884,550
Toys “R” Us, 10.75%, 7/15/17	5,500	6,338,750
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(3)	1,760	1,874,400
Toys “R” Us Property Co., LLC, Sr. Notes, 8.50%, 12/1/17	60	65,700

		$51,556,922

Technology — 2.9%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,057,762
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	700	721,000
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	3,047,200
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	4,533	4,747,862
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	725,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	914,850
Buccaneer Merger Sub, Inc., Sr. Notes, 9.125%, 1/15/19(3)	1,250	1,337,500
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(3)	2,460	2,564,550
MedAssets, Inc., 8.00%, 11/15/18(3)	660	686,400
SSI Investments II, 11.125%, 6/1/18	3,020	3,382,400
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,116,094

		$26,301,518

Telecommunications — 6.0%
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$275	$301,125
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	3,770	4,128,150
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	3,255	3,405,544
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	1,940	2,272,225
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,051,000
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,575,877
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	700	757,750
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,745	3,070,255
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	1,485	1,575,956
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	395	407,838
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	824,169
NII Capital Corp., 8.875%, 12/15/19	3,235	3,574,675
NII Capital Corp., 10.00%, 8/15/16	2,740	3,082,500
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,256,637
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	847,238
Sprint Capital Corp., 6.875%, 11/15/28	1,115	1,003,500
Sprint Capital Corp., 6.90%, 5/1/19	5,080	5,118,100
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	9,065,100
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,932,900
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(3)	2,271	2,633,448

		$53,883,987

Textiles/Apparel — 0.6%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,420	$2,746,700
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,074,358

		$5,821,058

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation Ex Air/Rail — 1.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(3)	$4,135	$4,259,050
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	2,815	3,092,981
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	2,065	2,292,150
Western Express, Inc., 12.50%, 4/15/15(3)	2,000	1,860,000

		$11,504,181

Utilities — 3.0%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$1,860	$1,859,919
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,571,912
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(3)	6,870	6,990,225
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	592,450
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,014,875
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(3)	3,120	3,283,800
NGC Corp., 7.625%, 10/15/26	3,205	2,091,262
NRG Energy, Inc., 8.25%, 9/1/20(3)	3,315	3,418,594
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,770,125
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	390,350

		$26,983,512

Total Corporate Bonds & Notes (identified cost $727,678,944)		$747,748,131

Convertible Bonds — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care — 0.1%
Kendle International, Inc., 3.375%, 7/15/12	$955	$903,669

		$903,669

Total Convertible Bonds (identified cost $914,673)		$903,669

Common Stocks — 4.1%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(5)(7)	3,117	$2,478,358

		$2,478,358

Chemicals — 0.3%
LyondellBasell Industries NV, Class A(8)	50,000	$1,797,000
Rockwood Holdings, Inc.(8)	25,000	1,014,750

		$2,811,750

Consumer Products — 0.0%(9)
HF Holdings, Inc.(5)(7)(8)	13,600	$154,632

		$154,632

Energy — 0.4%
Cloud Peak Energy, Inc.(8)	100,000	$2,277,000
EXCO Resources, Inc.	50,000	1,004,000
SemGroup Corp.(8)	16,378	471,687

		$3,752,687

Gaming — 0.0%(9)
Fontainebleau Equity Holdings, Class A(5)(7)(8)	148,726	$1,487
Greektown Superholdings, Inc.(8)	892	69,130

Security	Shares	Value
Shreveport Gaming Holdings, Inc.(5)	4,858	$87,444

		$158,061

Leisure — 0.5%
Carnival Corp.	100,000	$4,471,000

		$4,471,000

Services — 0.5%
Geo Group, Inc. (The)(8)	175,000	$4,159,750

		$4,159,750

Steel — 0.6%
RathGibson Acquisition Co., LLC(5)(7)(8)	233,000	$5,461,520

		$5,461,520

Super Retail — 1.2%
Express, Inc.(8)	244,500	$4,254,300
GameStop Corp., Class A(8)	150,000	3,160,500
GNC Acquisition Holdings, Class A(5)(7)(8)	108,818	1,403,752
Limited Brands, Inc.	50,000	1,462,000

		$10,280,552

Technology — 0.3%
Amkor Technology, Inc.(8)	350,000	$2,849,000

		$2,849,000

Total Common Stocks (identified cost $32,341,685)		$36,577,310

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Automotive & Auto Parts — 0.8%
General Motors Co., 4.75%	131,495	$7,141,494

		$7,141,494

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,074,073
Chesapeake Energy Corp., 5.00%	6,292	626,054

		$2,700,127

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc., 4.75%	30,600	$3,571,938

		$3,571,938

Total Convertible Preferred Stocks (identified cost $12,543,150)		$13,413,559

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%	$26,702	$713,744

		$713,744

Gaming — 0.0%(9)
Fontainebleau Resorts LLC (PIK)(5)(7)(8)	4,544	$45

		$45

Services — 0.0%(9)
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(7)(8)	102,000	$160,644

		$160,644

Security	Shares/Units	Value
Super Retail — 0.0%(9)
GNC Acquisition Holdings(5)(7)(8)	37,182	$242,055

		$242,055

Total Preferred Stocks (identified cost $6,417,887)		$1,116,488

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(8)	7,585,000	$132,737
Adelphia, Inc., Escrow Certificate(8)	3,555,000	62,213
Adelphia Recovery Trust(8)	10,758,837	95,538

		$290,488

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17(7)	5,410	$77,093

		$77,093

Total Miscellaneous (identified cost $15,206,557)		$367,581

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(8)	17,240	$120,680

		$120,680

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(8)	1,610	$201,250

		$201,250

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(7)(8)	25,351	$2,148,261

		$2,148,261

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(7)(8)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,470,191

Short-Term Investments — 2.3%

Repurchase Agreements — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
Morgan Stanley: Dated 1/26/11, with an interest rate of 0.00% collateralized by $5,000,000 Marina District Finance Co., Inc., 9.875%, due 8/15/18 and a market value, including accrued interest, of $5,352,517.(10)	$5,800	$5,800,000

Total Repurchase Agreements (identified cost $5,800,000)		$5,800,000

Other Securities — 1.7%

	Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(11)	$14,960	$14,959,632

Total Other Securities (identified cost $14,959,632)		$14,959,632

Total Short-Term Investments (identified cost $20,759,632)		$20,759,632

Total Investments — 98.3% (identified cost $872,920,717)		$880,019,991

Other Assets, Less Liabilities — 1.7%		$14,922,238

Net Assets — 100.0%		$894,942,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $341,728,291 or 38.2% of the Portfolio’s net assets.

(4)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Restricted security.

(8)		Non-income producing security.

(9)		Amount is less than 0.05%.

(10)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $7,052.

Securities Sold Short

	Principal
	Amount
Security	(000’s omitted)	Value
Corporate Bonds & Notes
Marina District Finance Co., Inc., 9.875%, 8/15/18	$(5,000)	$(5,112,500)

Total Securities Sold Short (proceeds $5,059,863)		$(5,112,500)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,142,780

Gross unrealized appreciation	$67,268,500
Gross unrealized depreciation	(64,391,289)

Net unrealized appreciation	$2,877,211

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$5,410,000		$77,093
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
GNC Acquisition Holdings, Class A	3/15/07	108,818	544,090		1,403,752
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		242,055
HF Holdings, Inc.	10/27/09	13,600	730,450		154,632
Muzak Holdings LLC, Variable Rate, (PIK), 10.00% Preferred	6/18/10	102,000	1,019,967		160,644
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,478,358
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,148,261
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		5,461,520
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$17,168,920		$12,127,847

(1)	Less than $0.50.

A summary of open financial instruments at January 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB-	$1,150	5.00	%(1)	6/20/15	$110,260
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB-	2,000	5.00	(1)	6/20/15	234,893
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00	(1)	9/20/15	343,914
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00	(1)	9/20/15	177,596

							$866,663

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate		Date	Depreciation
Deutsche Bank	First Data Corp.	$3,000	$5.00	%(1)	9/20/15	$(275,896)
Goldman Sachs Group, Inc.	First Data Corp.	5,000	5.00	(1)	12/20/15	(506,763)
State Street Bank	First Data Corp.	3,000	5.00	(1)	12/20/15	(164,914)

						$(947,573)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,250,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $866,663 and $947,573, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$56,663,430	$—	$56,663,430
Corporate Bonds & Notes	—	744,252,943	3,495,188	747,748,131
Convertible Bonds	—	903,669	—	903,669
Common Stocks	26,920,987	69,130	9,587,193	36,577,310
Convertible Preferred Stocks	13,413,559	—	—	13,413,559
Preferred Stocks	713,744	160,644	242,100	1,116,488
Miscellaneous	—	367,581	—	367,581
Warrants	—	321,930	2,148,261	2,470,191
Short-Term — Repurchase Agreements	—	5,800,000	—	5,800,000
Short-Term — Other Securities	—	14,959,632	—	14,959,632

Total Investments	$41,048,290	$823,498,959	$15,472,742	$880,019,991

Credit Default Swaps	$—	$866,663	$—	$866,663

Total	$41,048,290	$824,365,622	$15,472,742	$880,886,654

Liability Description

Credit Default Swaps	$—	$(947,573)	$—	$(947,573)
Securities Sold Short	—	(5,112,500)	—	(5,112,500)

Total	$—	$(6,060,073)	$—	$(6,060,073)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments
	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total
Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	—	—	—	—	—
Change in net unrealized	54,952	—	—	—	54,952
appreciation (depreciation)
Cost of purchases	—	—	—	—	—
Proceeds from sales	—	—	—	—	—
Accrued discount (premium)	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—
Transfers from level 3	—	—	—	—	—

Balance as of January 31, 2011	$3,495,188	$9,587,193	$242,100	$2,148,261	$15,472,742

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$54,952	$—	$—	$—	$54,952

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio purchases a security from a counterparty in exchange for cash that is coupled with an agreement to resell such security to the counterparty at a specified date and price. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral with a value that equals or exceeds the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to settle a short sale, the value of such collateral will at least equal 90% of such repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into to settle a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011